OTHER LONG-TERM LIABILITIES (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER LONG-TERM LIABILITIES
Future removal and site restoration liabilities (Note 6)	929	882
Derivative liabilities (Note 23)	1,395	763
Pension and OPEB liabilities (Note 25)	264	573
Other	350	323
Other long-term liabilities	2,938	2,541